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[LNL Letterhead]

Writer's Direct Dial: 260/455-3917
Telefax Number: 260/455-5135

August 25, 2006

Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:   Lincoln National Variable Annuity Account H
      American Legacy Design
      The Lincoln National Life Insurance Company
      Registration Statement on Form N-4
      File Nos. 811-08517; 333-135219

Commissioners:

On behalf of The Lincoln National Life Insurance Company ("Company") and Lincoln National Variable Annuity Account H ("the Account"), transmitted herewith for filing is Pre-Effective Amendment No. 1 (the "Amendment") to the Registration Statement on Form N-4 (the "Registration Statement") under the Securities Act of 1933, as amended, for certain flexible premium variable annuity contracts (the "Contracts") that the Company proposes to issue through the Account. The Amendment is marked to show changes from the initial Registration Statement. A courtesy copy of the Amendment will be provided to the Staff under separate cover.

The Amendment reflects changes made in response to SEC Staff comments on the Registration Statement. The Amendment also includes necessary financial statements and exhibits that were not filed with the Registration Statement.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,


/s/ Mary Jo Ardington
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Mary Jo Ardington
Senior Counsel